Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Common Shares
Common shares, par value (in Dollars per share)	[1]	$ 0.0009	$ 0.0009
Common shares, authorized (in Shares)	[1]	1,666,000,000	1,666,000,000
Common shares, issued (in Shares)	[1]	533,637	76,467
Common shares, outstanding (in Shares)	[1]	533,637	76,467
Class B Common Shares
Common shares, par value (in Dollars per share)		$ 0.00003	$ 0.00003
Common shares, authorized (in Shares)		20,000,000	20,000,000
Common shares, issued (in Shares)		202,031	2,031
Common shares, outstanding (in Shares)		202,031	2,031

[1]	Retroactively restated for one-for-thirty reverse split with effective date of February 10, 2026.